12. EQUITY AND INCENTIVE PLANS	3 Months Ended
Mar. 31, 2016
Employee Benefits and Share-based Compensation [Abstract]
12. EQUITY AND INCENTIVE PLANS

Effective March 10, 2016, the Board of Directors (the “Board”) of the Company approved, authorized and adopted the 2016 Equity and Incentive Plan (the “ Plan”) and certain forms of ancillary agreements to be used in connection with the issuance of stock and/or options pursuant to the Plan (the “Plan Agreements”). The Plan provides for the issuance of up to 7,500,000 shares of common stock, par value $.025 per share (the “Common Stock”), of the Company through the grant of nonqualified options (the “Non-qualified options”), incentive options (the “Incentive Options” and together with the Non-qualified Options, the “Options”) and restricted stock (the “Restricted Stock”) to directors, officers, consultants, attorneys, advisors and employees.

The Plan shall be administered by a committee consisting of two or more independent, non-employee and outside directors (the “Committee”). In the absence of such a Committee, the Board shall administer the Plan. The Plan is currently being administered by the Board.

Options are subject to the following conditions:

i.	The Committee determines the strike price of Incentive Options at the time the Incentive Options are granted. The assigned strike price must be no less than 100% of the Fair Market Value (as defined in the Plan) of the Company’s Common Stock. In the event that the recipient is a Ten Percent Owner (as defined in the Plan), the strike price must be no less than 110% of the Fair Market Value of the Company.
ii.	The strike price of each Non-qualified Option will be at least 100% of the Fair Market Value of such share of the Company’s Common Stock on the date the Non-qualified Option is granted, unless the Committee, in its sole and absolute discretion, elects to set the strike price of such Non-qualified Option below Fair Market Value.
iii.	The Committee fixes the term of Options, provided that Options may not be exercisable more than ten years from the date the Option is granted, and provided further that Incentive Options granted to a Ten Percent Owner may not be exercisable more than five years from the date the Incentive Option is granted.
iv.	The Committee may designate the vesting period of Options. In the event that the Committee does not designate a vesting period for Options, the Options will vest in equal amounts on each fiscal quarter of the Company through the five (5) year anniversary of the date on which the Options were granted. The vesting period accelerates upon the consummation of a Sale Event (as defined in the Plan).
v.	Options are not transferable and Options are exercisable only by the Options’ recipient, except upon the recipient’s death.
vi.	Incentive Options may not be issued in an amount or manner where the amount of Incentive Options exercisable in one year entitles the holder to Common Stock of the Company with an aggregate Fair Market value of greater than $100,000.

Awards of Restricted Stock are subject to the following conditions:

i.	The Committee grants Restricted Stock Options and determines the restrictions on each Restricted Stock Award (as defined in the Plan). Upon the grant of a Restricted Stock Award and the payment of any applicable purchase price, grantee is considered the record owner of the Restricted Stock and entitled to vote the Restricted Stock if such Restricted Stock is entitled to voting rights.
ii.	Restricted Stock may not be delivered to the grantee until the Restricted Stock has vested.
iii.	Restricted Stock may not be sold, assigned, transferred, pledged or otherwise encumbered or disposed of except as provided in the Plan or in the Award Agreement (as defined in the Plan).

On March 11, 2016, the Company entered into a restricted stock agreement with Mr. Jeff Cosman, CEO, (the “Cosman Restricted Stock Agreement”), pursuant to which 4,253,074 shares of the Company's common stock, subject to certain restrictions set forth in the Cosman Restricted Stock Agreement, were issued to Mr. Cosman pursuant to the Cosman Employment Agreement and the Plan.

The entire 4,253,074 share fully cliff vests on January 1, 2017 if continuous employment and the Company reaches certain performance goals. As of March 31, 2016, the Company has recognized approximately $445,000 in compensation expense of a potential total expense of $6,592,000.